UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22736

Name of Registrant:	Columbia ETF Trust I

Address of Principal Executive Offices:	225 Franklin Street Boston, Massachusetts 02110

Name and address of agent of service:	Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110

Registrant’s telephone number including area code:	612-671-4321

Date of fiscal year end:	10/31

Date of reporting period:	07/01/2015* – 06/30/2016

* Beginning the date the Funds began operations as shown below.

Fund Name	Date the Fund began operations
Columbia Sustainable Global Equity Income ETF	06/13/2016
Columbia Sustainable International Equity Income ETF	06/13/2016
Columbia Sustainable U.S. Equity Income ETF	06/13/2016

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22736

Reporting Period: 07/01/2015 - 06/30/2016

Columbia ETF Trust I

Item 1. Proxy Voting Record

================ Columbia Sustainable Global Equity Income ETF =================

PROSIEBENSAT.1 MEDIA SE

Ticker:       PSM            Security ID:  D6216S143

Meeting Date: JUN 30, 2016   Meeting Type: Annual

Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Receive Financial Statements and        None      None         Management

      Statutory Reports for Fiscal 2015

      (Non-Voting)

2     Approve Allocation of Income and        For       For          Management

      Dividends of EUR 1.80 per Share

3     Approve Discharge of Management Board   For       For          Management

      for Fiscal 2015

4     Approve Discharge of Supervisory Board  For       For          Management

      for Fiscal 2015

5     Ratify KPMG as Auditors for Fiscal 2016 For       For          Management

6     Elect Ketan Mehtato the Supervisory     For       For          Management

      Board

7     Approve Remuneration of Supervisory     For       For          Management

      Board

8     Approve Creation of EUR 87.5 Million    For       For          Management

      Pool of Capital with Partial Exclusion

      of Preemptive Rights

9     Approve Issuance of Warrants/Bonds      For       Against      Management

      with Warrants Attached/Convertible

      Bonds without Preemptive Rights up to

      Aggregate Nominal Amount of EUR 1.5

      Billion; Approve Creation of EUR 21.9

      Million Pool of Capital to Guarantee

      Conversion Rights

============= Columbia Sustainable International Equity Income ETF =============

PROSIEBENSAT.1 MEDIA SE

Ticker:       PSM            Security ID:  D6216S143

Meeting Date: JUN 30, 2016   Meeting Type: Annual

Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Receive Financial Statements and        None      None         Management

      Statutory Reports for Fiscal 2015

      (Non-Voting)

2     Approve Allocation of Income and        For       For          Management

      Dividends of EUR 1.80 per Share

3     Approve Discharge of Management Board   For       For          Management

      for Fiscal 2015

4     Approve Discharge of Supervisory Board  For       For          Management

      for Fiscal 2015

5     Ratify KPMG as Auditors for Fiscal 2016 For       For          Management

6     Elect Ketan Mehtato the Supervisory     For       For          Management

      Board

7     Approve Remuneration of Supervisory     For       For          Management

      Board

8     Approve Creation of EUR 87.5 Million    For       For          Management

      Pool of Capital with Partial Exclusion

      of Preemptive Rights

9     Approve Issuance of Warrants/Bonds      For       Against      Management

      with Warrants Attached/Convertible

      Bonds without Preemptive Rights up to

      Aggregate Nominal Amount of EUR 1.5

      Billion; Approve Creation of EUR 21.9

      Million Pool of Capital to Guarantee

      Conversion Rights

================= Columbia Sustainable U.S. Equity Income ETF ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================================================================================

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

Any ballot marked as 'Take No Action' is neither a vote cast for or against management and 'None' is used to represent this.

=========================================================================================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen
President and Principal Executive Officer

Date:	August 22, 2016

* Print the name and title of each signing officer under his or her signature.